UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2011
                                               ----------

Check here if Amendment | |;      Amendment Number:
This Amendment (Check only one.): | | is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      04-11-2011
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 81
                                        -------------------

Form 13F Information Table Value Total: $383,736
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 3/31/11


           ITEM 1:            ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:         ITEM 6:                       ITEM 8:
       NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES   INVESTMENT DISCRETION            VOTING AUTHORITY
                                                         ($ 000'S)              SOLE   SHARED   OTHER       SOLE      SHARED   OTHER
3M CO COM                     COMMON        88579Y101          2,988      31,945   X                      25,260      6,685
ACCENTURE LTD SHS CL          COMMON        G1151C101          1,956      35,574   X                      24,271     11,303
AKZO NOBEL N V ADR SP         FOREIGN       010199305          8,837     128,448   X                      57,406     71,042
ALLIANZ AKTIENEGESELLS        FOREIGN       018805101          7,113     504,273   X                     225,311    278,962
AXA ADR SPONSORED             FOREIGN       054536107          7,109     339,742   X                     164,030    175,712
BANCO SANTANDER CENT          FOREIGN       05964H105          6,158     525,887   X                     251,418    274,469
BHP BILLITON LTD SPON         FOREIGN       088606108          8,945      93,294   X                      45,261     48,033
CANON INC ADR                 FOREIGN       138006309         10,493     242,065   X                     114,990    127,075
CARREFOUR SA                  FOREIGN       144430105          5,804     654,612   X                     291,943    362,669
CISCO SYSTEMS                 COMMON        17275R102          1,373      80,065   X                      55,028     25,037
C.R. BARD INC                 COMMON        067383109       1,359.15      13,679   X                       9,412      4,267
CRH PLC ADR                   FOREIGN       12626K203          6,829     294,109   X                     122,428    171,681
DIAGEO PLC ADR SPONSO         FOREIGN       25243Q205         14,637     192,033   X                      99,466     92,567
ENI S P A ADR SPONSOR         FOREIGN       26874R108         10,675     217,276   X                     104,451    112,825
ERICSSON L M TEL CO A         FOREIGN       294821608          8,706     676,992   X                     327,405    349,587
ESPRIT HOLDINGS LTD ADR       FOREIGN       29666V204          4,992     543,767   X                     241,156    302,611
FRANCE TELECOM ADR SP         FOREIGN       35177Q105          9,744     432,868   X                     203,470    229,398
GIVAUDAN                      FOREIGN       37636P108          7,988     396,250   X                     185,180    211,070
GENERAL ELEC CO               COMMON        369604103          1,973      98,338   X                      66,658     31,680
GLAXOSMITHKPLC ADR SP         FOREIGN       37733W105         12,771     332,479   X                     157,753    174,726
HSBC HLDGS PLC ADR SP         FOREIGN       404280406          9,727     187,782   X                      89,805     97,977
I B M                         COMMON        459200101          2,154      13,208   X                       9,088      4,120
IMPERIAL TOBACCO              COMMON        453142101          8,021     129,841   X                      65,039     64,802
ISHARES TR MSCIE EAFE         FOREIGN       464287465            328       5,452   X                           -      5,452
JP MORGAN CHASE               COMMON        46625H100          1,256      27,240   X                      18,630      8,610
JOHNSON & JOHNSON             COMMON        478160104          1,494      25,216   X                      17,202      8,014
KAO CORP SPNS ADR             FOREIGN       485537302          8,826     352,542   X                     168,955    183,587
MEDTRONIC INC COM             COMMON        585055106          1,277      32,451   X                      22,072     10,379
MICROSOFT                     COMMON        594918104          1,326      52,214   X                      35,740     16,474
MITSUBISHI UFJ FINL G         FOREIGN       606822104         10,260   2,230,438   X                   1,065,385  1,165,053
NESTLE S A ADR SPON R         FOREIGN       641069406         11,353     197,262   X                      89,731    107,531
NINTENDO CO. LTD ADR          COMMON        654445303          7,246     213,824   X                      94,040    119,784
NOVARTIS AG SPONSORED         FOREIGN       66987V109         13,981     257,232   X                     122,628    134,604
NTT DOCOMO INC. ADR           FOREIGN       62942M201          6,340     360,405   X                     162,227    198,178
PEPSICO INC                   COMMON        713448108          2,382      36,982   X                      28,393      8,589
PETROLEO BRASILEIRO SA        FOREIGN       71654V408          7,818     193,362   X                      96,183     97,179
PFIZER INC                    COMMON        717081103          1,781      87,698   X                      59,280     28,418
PROCTER & GAMBLE COMP         COMMON        742718109          1,762      28,610   X                      19,559      9,051
REED ELSEVIER PLC             COMMON        758205207          6,429     185,594   X                      82,400    103,194
ROCHE HLDG LTD SPONSO         FOREIGN       771195104          9,470     264,128   X                     124,381    139,747
ROYAL DUTCH SHELL PLC         FOREIGN       780259206         12,771     175,283   X                      85,330     89,953
SANOFI-AVENTIS ADR            FOREIGN       80105N105         11,453     325,191   X                     155,435    169,756
SAP AG ADR SPON               FOREIGN       803054204          8,167     133,099   X                      58,571     74,528
SOCIETE GENERALE FRAN         FOREIGN       83364L109          7,700     591,680   X                     281,846    309,834
SYNGENTA AG ADR SPONS         FOREIGN       87160A100          8,740     134,113   X                      60,801     73,312
TARGET CORP COM               COMMON        87612E106          1,565      31,293   X                      23,577      7,716
TELEFONICA S A ADR SP         FOREIGN       879382208          6,289     249,352   X                     109,112    140,240
TEVA PHARMACEUTICAL           FOREIGN       881624209          5,114     101,928   X                      45,469     56,459
TNT N V SPON ADR              FOREIGN       87260W101          8,150     317,277   X                     144,353    172,924
TOTAL FINA ELF S A AD         FOREIGN       89151E109         10,926     179,207   X                      86,194     93,013
UBS AG NEW                    FOREIGN       H89231338          6,430     356,256   X                     158,009    198,247
UNILEVER PLC ADR SPON         FOREIGN       904767704         11,001     359,285   X                     169,580    189,705
WPP PLC                       FOREIGN       92933H101          6,388     103,421   X                      46,440     56,981
ZIMMER HLDGS INC COM          COMMON        98956P102          1,209      19,969   X                      13,342      6,627
ADOBE SYSTEMS INC             COMMON        00721F101            827      24,952   X                      11,434              13,518
ALLERGAN                      COMMON        018490102            679       9,557   X                       4,360               5,197
APPLE INC                     COMMON        037833100          1,798       5,159   X                       2,289               2,870
BAKER HUGHES INC.             COMMON        57224107             999      13,598   X                       5,980               7,618
C.H.ROBINSON WORLDWIDE        COMMON        12541W209            854      11,518   X                       5,241               6,277
CELGENE CORP                  COMMON        151020104          1,400      24,312   X                      11,199              13,113
COGNIZANT TECH SOLUTIONS      COMMON        192446102          1,176      14,447   X                       6,651               7,796
DISCOVERY COMMUNICATION       COMMON        25470F104            789      19,778   X                       9,005              10,773
EXPEDITORS INTL OF WASH INC   COMMON        302130109            869      17,321   X                       7,906               9,415
F5 NETWORKS                   COMMON        315616102            641       6,249   X                       2,555               3,937
FRANKLIN RESOURCES            COMMON        354613101            558       4,458   X                       2,019               2,439
GOOGLE INC.                   COMMON        38259P508          1,388       2,366   X                       1,077               1,289
INTUITIVE SURGICAL INC        COMMON        46120E602          1,081       3,242   X                       1,478               1,764
INVESCO LTD                   COMMON        G491BT108            872      34,101   X                      15,442              18,659
JUNIPER NETWORKS              COMMON        48203R104            994      23,616   X                      10,560              13,056
MCDONALDS CORP                COMMON        580135101            717       9,428   X                       4,248               5,180
NETAPP INC.                   COMMON        64110D104          1,050      21,818   X                      10,224              11,594
OMNICOM GROUP                 COMMON        681919106            718      14,644   X                       6,734               7,910
PRAXAIR INC.                  COMMON        74005P104            694       6,829   X                       3,118               3,711
PRICELINE                     COMMON        741503403          1,126       2,223   X                       1,025               1,198
ROVI                          COMMON        779376102            377       7,022   X                       4,666               2,356
SABMILLER                     COMMON        78572M105            266       7,424   X                                           7,424
SCHLUMBERGER                  COMMON        806857108          1,528      16,379   X                       7,349               9,030
SHIRE PLC ADR                 COMMON        82481R106          1,088      12,502   X                       5,693               6,809
TENCENT HLDGS LTD. UNSPON ADR COMMON        88032Q109            399      16,346   X                                          16,346
VARIAN MEDICAL SYSTEMS INC.   COMMON        92220P105            567       8,386   X                       3,788               4,598
VISA                          COMMON        92826C839            702       9,535   X                       4,291               5,244


TOTAL                              81                        383,736
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